Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details)				1 Months Ended									12 Months Ended
	Aug. 23, 2023 shares	Aug. 02, 2022 USD ($)	Apr. 20, 2020 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Aug. 02, 2022 EUR (€)
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Loan and security amount		$ 70,000,000
Debt facility amount (in Euro) | €																		€ 9,000,000
Drawn amount		35,000,000
Additional amount		$ 35,000,000
Loans accrue interest description														The loans accrue interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years.	The loans accrue interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years.
Percentage of outstanding principal amount														2.25%	2.25%
Loan price (in Dollars per share) | $ / shares														$ 11.21
Total loan														1.00%	1.00%
End-of-loan fee														5.00%	5.00%
Debt facility pecentage		62.85%												72.92%	72.92%	64.82%
Principal amount (in Euro) | €											€ 9,000,000
Total amount										$ 10,800,000
Convertible debt														$ (185,364)	€ 180,000
Financial liability																$ 891,000
Cash repayment								$ 1,000,000	€ 945,000
Percentage of initial drawdown fee								150.00%	150.00%
Initial drawdown fee (in Euro) | €									€ 630,000
Cash paid						$ 513,419	€ 472,500
Additional				$ (513,419)	€ 472,500
Small business administration			$ 2,316,000
Interest rate for the loan														12.83%
Outstanding amount														$ 1,000,000
Aggregate earn-out amount												$ 82,500,000
Earn-out payable														30,000,000
Other non-current financial liabilities														62,600,000
Financial asset														$ 800,000
Warrants term														5 years	5 years	5 years	5 years
Acquire shares (in Shares) | shares	1,000,000													1,000,000	1,000,000
Fair value of warrant														$ 1,000,000
Financial liability														66,154,000		$ 55,864,000
Fair value amount																891,000
Contingent consideration related to acquisition														1,200,000		$ 52,900,000
Contingent consideration amount														$ 9,100,000
August 2, 2025 [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Percentage of outstanding principal amount														15.00%	15.00%
Fixed rate														15.00%	15.00%
Purchased call options [member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Financial liability														$ 192,000
Kreos [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Convertible debt														(208,535)	€ 202,500
PPP Loans [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate for the loan			1.00%
MDxHealth [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Financial liability														$ 2,200,000
NovioGendix [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate for the loan														12.83%
Contingent consideration amount														$ 550,000
Term B Loan [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Drawn amount		$ 20,000,000
Term C Loan [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Drawn amount		$ 15,000,000
Forecast [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Earn-out payable													$ 40,000,000